Public Offering (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Jun. 30, 2015	Dec. 31, 2013
Public Offering (Textual)
Number of units sold	7,875,000
Purchase price per unit	$ 10.00
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Sale of stock, description	Each comprised of one share of common stock and one warrant.
IPO [Member]
Public Offering (Textual)
Number of units sold	7,500,000
Purchase price per unit	$ 10.00
Sale of stock, description	Each unit consists of (i) one share of the Company's common stock, $0.0001 par value ("common stock"), and (ii) one warrant to purchase one share of common stock ("warrant").
Escrow Deposit	$ 2,250,000
IPO [Member] | Sponsor [Member]
Public Offering (Textual)
Escrow Deposit	1,387,500
IPO [Member] | Mr. Wright [Member]
Public Offering (Textual)
Escrow Deposit	75,000
IPO [Member] | Cowen Overseas [Member]
Public Offering (Textual)
Escrow Deposit	$ 787,500
Warrant [Member]
Public Offering (Textual)
Purchase price per unit	$ 11.50
Sale of stock, description	Each warrant will become exercisable on the later of 30 days after the completion of an initial business combination and one year from the date of the prospectus for the public offering, and will expire five years from the date of the initial business combination, or earlier upon redemption or liquidation.
Warrants outstanding	3,750,000
Warrants per share	$ 0.60
Warrant redemption price	$ 0.01
Warrant maturity period	180 days or less.
Warrant redemption, description	The Company may redeem the warrants at a price of $0.01 per warrant upon 30 days' prior written notice after the warrants become exercisable, only in the event that the last sales price of the common stock (or the closing bid price of the common stock in the event shares of our common stock are not traded on any specific trading day) equals or exceeds $17.50 per share for any 20 trading days within a 30 trading day period ending three business days before the notice of redemption is given.